Fees Summary	Dec. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,310,300
Previously Paid Amount	0.00
Total Fee Amount	3,568.81
Total Offset Amount	0.00
Net Fee	3,568.81
Narrative - Max Aggregate Offering Price	$ 23,310,300
Final Prospectus	true